Portfolio of Investments
Columbia Seligman Premium Technology Growth Fund, September 30, 2020 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 98.9%
Issuer	Shares	Value ($)
Communication Services 11.0%
Diversified Telecommunication Services 0.5%
AT&T, Inc.	52,600	1,499,626
Ooma, Inc.(a)	20,387	266,050
Total		1,765,676
Entertainment 1.7%
Activision Blizzard, Inc.	63,708	5,157,163
Sciplay Corp., Class A(a)	60,106	974,919
Total		6,132,082
Interactive Media & Services 6.6%
Alphabet, Inc., Class A(a)	7,991	11,711,610
Alphabet, Inc., Class C(a)	6,479	9,521,538
Twitter, Inc.(a)	44,381	1,974,955
Total		23,208,103
Media 1.9%
Discovery, Inc., Class A(a)	186,500	4,060,105
Fox Corp., Class A	88,300	2,457,389
Total		6,517,494
Wireless Telecommunication Services 0.3%
Vodafone Group PLC, ADR	86,900	1,166,198
Total Communication Services		38,789,553
Consumer Discretionary 1.1%
Internet & Direct Marketing Retail 1.1%
eBay, Inc.	74,254	3,868,633
Total Consumer Discretionary		3,868,633
Industrials 2.3%
Electrical Equipment 2.0%
Bloom Energy Corp., Class A(a)	323,205	5,807,994
Sensata Technologies Holding(a)	33,900	1,462,446
Total		7,270,440
Machinery 0.1%
Kornit Digital Ltd.(a)	4,479	290,553
Professional Services 0.2%
Nielsen Holdings PLC	43,900	622,502
Total Industrials		8,183,495
Common Stocks (continued)
Issuer	Shares	Value ($)
Information Technology 84.3%
Communications Equipment 3.3%
Arista Networks, Inc.(a)	7,900	1,634,747
Cisco Systems, Inc.	54,800	2,158,572
CommScope Holding Co., Inc.(a)	141,900	1,277,100
F5 Networks, Inc.(a)	24,900	3,056,973
Lumentum Holdings, Inc.(a)	9,100	683,683
Plantronics, Inc.	131,536	1,557,386
Telefonaktiebolaget LM Ericsson, ADR	124,800	1,359,072
Total		11,727,533
IT Services 9.2%
Boa Vista Servicos SA(a)	181,700	469,465
DXC Technology Co.	52,100	929,985
Fidelity National Information Services, Inc.	33,800	4,975,698
Fiserv, Inc.(a)	31,900	3,287,295
Genpact Ltd.	52,770	2,055,391
Global Payments, Inc.	11,757	2,087,808
GoDaddy, Inc., Class A(a)	64,135	4,872,336
Pagseguro Digital Ltd., Class A(a)	71,158	2,683,368
Visa, Inc., Class A	55,200	11,038,344
Total		32,399,690
Semiconductors & Semiconductor Equipment 38.0%
Advanced Energy Industries, Inc.(a)	64,250	4,043,895
Analog Devices, Inc.	22,800	2,661,672
Applied Materials, Inc.	171,700	10,207,565
Broadcom, Inc.(b)	51,000	18,580,320
Inphi Corp.(a)	10,335	1,160,104
Intel Corp.	54,100	2,801,298
Lam Research Corp.(b)	75,369	25,003,666
Marvell Technology Group Ltd.(b)	255,296	10,135,251
Maxim Integrated Products, Inc.	38,900	2,630,029
Micron Technology, Inc.(a)	204,604	9,608,204
NXP Semiconductors NV	52,400	6,540,044
ON Semiconductor Corp.(a)	418,818	9,084,162
Rambus, Inc.(a)	50,600	692,714
Renesas Electronics Corp.(a)	847,100	6,217,410
SMART Global Holdings, Inc.(a)	38,619	1,055,843
Columbia Seligman Premium Technology Growth Fund | Quarterly Report 2020	1

Portfolio of Investments   (continued)
Columbia Seligman Premium Technology Growth Fund, September 30, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Synaptics, Inc.(a)	104,581	8,410,404
Teradyne, Inc.(b)	184,106	14,629,063
Total		133,461,644
Software 22.0%
Cerence, Inc.(a)	100,308	4,902,052
Cornerstone OnDemand, Inc.(a)	29,221	1,062,476
Dropbox, Inc., Class A(a)	344,635	6,637,670
Fortinet, Inc.(a)	50,996	6,007,839
Microsoft Corp.	67,900	14,281,407
NortonLifeLock, Inc.	167,823	3,497,431
Oracle Corp.	90,300	5,390,910
Palo Alto Networks, Inc.(a)	22,000	5,384,500
SailPoint Technologies Holdings, Inc.(a)	46,019	1,820,972
Salesforce.com, Inc.(a)	25,800	6,484,056
Splunk, Inc.(a)	9,258	1,741,707
Synopsys, Inc.(a),(b)	67,609	14,466,974
Tenable Holdings, Inc.(a)	18,600	702,150
Verint Systems, Inc.(a)	29,761	1,433,885
Xperi Holding Corp.	308,488	3,544,527
Total		77,358,556
Technology Hardware, Storage & Peripherals 11.8%
Apple, Inc.(b)	187,400	21,702,794
Dell Technologies, Inc.(a)	43,500	2,944,515
HP, Inc.	187,307	3,556,960
NetApp, Inc.	149,400	6,549,696
Western Digital Corp.(b)	184,149	6,730,646
Total		41,484,611
Total Information Technology		296,432,034
Common Stocks (continued)
Issuer	Shares	Value ($)
Real Estate 0.2%
Equity Real Estate Investment Trusts (REITS) 0.2%
American Tower Corp.	2,600	628,498
Total Real Estate		628,498
Total Common Stocks (Cost $205,532,192)		347,902,213

Money Market Funds 1.9%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.136%(c),(d)	6,689,362	6,688,693
Total Money Market Funds (Cost $6,689,011)		6,688,693
Total Investments in Securities (Cost: $212,221,203)		354,590,906
Other Assets & Liabilities, Net		(2,956,783)
Net Assets		351,634,123

At September 30, 2020, securities and/or cash totaling $61,835,681 were pledged as collateral.
Investments in derivatives
Call option contracts written
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Premium received ($)	Value ($)
Apple, Inc.	JPMorgan	USD	(2,501,496)	(216)	87.50	1/15/2021	(72,715)	(645,300)
Marvell Technology Group Ltd.	Morgan Stanley	USD	(1,861,930)	(469)	35.00	1/15/2021	(47,819)	(304,850)
NASDAQ-100 Index	Morgan Stanley	USD	(316,280,262)	(277)	11,825.00	10/16/2020	(2,650,380)	(2,409,900)
Western Digital Corp.	Morgan Stanley	USD	(1,465,655)	(401)	90.00	1/15/2021	(148,913)	(2,206)
Total							(2,919,827)	(3,362,256)

2	Columbia Seligman Premium Technology Growth Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Seligman Premium Technology Growth Fund, September 30, 2020 (Unaudited)
Put option contracts written
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Premium received ($)	Value ($)
Western Digital Corp.	Morgan Stanley	USD	(1,469,310)	(402)	40.00	01/15/2021	(127,417)	(249,240)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(c)	The rate shown is the seven-day current annualized yield at September 30, 2020.
(d)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended September 30, 2020 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.136%
	4,613,138	80,075,446	(77,999,573)	(318)	6,688,693	2,314	27,816	6,689,362
Abbreviation Legend
ADR	American Depositary Receipt
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Seligman Premium Technology Growth Fund | Quarterly Report 2020	3